UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2017

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 31.6%
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 2.6%
Ford Motor Credit Co., LLC, Senior Bonds	1.964%	11/4/19	$620,000	$622,713	(a)
Ford Motor Credit Co., LLC, Senior Notes	1.471%	9/8/17	600,000	600,482	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	470,000	474,120
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	209,083
General Motors Financial Co. Inc., Senior Notes	3.083%	1/15/19	1,500,000	1,535,922	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	630,000	652,621
Nissan Motor Acceptance Corp., Senior Notes	1.492%	3/3/17	630,000	630,000	(a)(b)

Total Automobiles				4,724,941

Media - 0.2%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	310,000	331,312

Specialty Retail - 0.7%
Lowe’s Cos. Inc., Senior Notes	1.559%	9/14/18	240,000	241,864	(a)
Lowe’s Cos. Inc., Senior Notes	1.263%	4/15/19	660,000	661,707	(a)
Lowe’s Cos. Inc., Senior Notes	1.373%	9/10/19	500,000	503,740	(a)

Total Specialty Retail				1,407,311

TOTAL CONSUMER DISCRETIONARY				6,463,564

CONSUMER STAPLES - 1.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.294%	2/1/21	490,000	504,745	(a)

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	1.900%	7/20/18	700,000	703,276

Food Products - 0.8%
Mondelez International Inc., Senior Notes	1.554%	2/1/19	1,090,000	1,093,075	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	360,000	362,066	(b)

Total Food Products				1,455,141

Tobacco - 0.2%
Reynolds American Inc., Senior Notes	3.250%	6/12/20	372,000	381,635

TOTAL CONSUMER STAPLES				3,044,797

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	200,000	199,270
BP Capital Markets PLC, Senior Bonds	1.840%	9/16/21	1,300,000	1,316,548	(a)
BP Capital Markets PLC, Senior Notes	1.574%	5/10/19	680,000	684,153	(a)
Chevron Corp., Senior Notes	1.449%	11/15/19	450,000	453,254	(a)
Chevron Corp., Senior Notes	1.472%	3/3/22	1,600,000	1,605,176	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes	7.034%	1/15/68	60,000	62,220	(a)
Exxon Mobil Corp., Senior Bonds	1.316%	3/6/22	640,000	641,435	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	42,587
Kinder Morgan Inc., Senior Subordinated Notes	7.000%	6/15/17	100,000	101,536
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	510,000	531,038	(b)
Petroleos Mexicanos, Senior Notes	5.750%	3/1/18	301,000	312,649
Shell International Finance BV, Senior Notes	1.484%	5/11/20	1,830,000	1,837,487	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.930%	4/10/19	1,000,000	1,003,842	(a)(b)

TOTAL ENERGY				8,791,195

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 13.6%
Banks - 9.4%
Bank of America Corp., Senior Notes	1.868%	4/1/19	$1,580,000	$1,595,383	(a)
BB&T Corp., Senior Notes	1.823%	6/15/18	1,020,000	1,028,813	(a)
Capital One NA, Senior Notes	1.500%	9/5/17	670,000	670,542
CIT Group Inc., Senior Notes	5.375%	5/15/20	560,000	600,600
CIT Group Inc., Senior Notes	5.000%	8/1/23	880,000	932,800
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,000,000	1,043,750	(a)(c)
Citigroup Inc., Senior Bonds	1.727%	4/27/18	1,500,000	1,506,915	(a)
Citigroup Inc., Senior Notes	1.779%	4/8/19	530,000	532,067	(a)
Credit Agricole SA, Senior Notes	1.923%	6/10/20	1,480,000	1,487,607	(a)(b)
Credit Agricole SA, Senior Notes	2.178%	7/1/21	350,000	353,503	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	500,000	527,389	(b)
HSBC Bank PLC, Senior Notes	1.679%	5/15/18	1,030,000	1,033,213	(a)(b)
HSBC USA Inc., Senior Notes	1.877%	9/24/18	790,000	793,029	(a)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	1,400,000	1,406,506
Svenska Handelsbanken AB, Senior Notes	1.483%	6/17/19	410,000	410,607	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	3/31/17	1,820,000	1,820,000	(a)(c)
Wells Fargo & Co., Senior Notes	2.100%	5/8/17	1,240,000	1,241,999
Westpac Banking Corp., Senior Notes	1.779%	7/30/18	300,000	302,188	(a)

Total Banks				17,286,911

Capital Markets - 2.5%
Bank of New York Mellon Corp., Senior Notes	1.912%	8/17/20	530,000	539,225	(a)
Goldman Sachs Group Inc., Senior Notes	2.139%	11/15/18	1,250,000	1,265,354	(a)
Goldman Sachs Group Inc., Senior Notes	2.398%	4/23/21	380,000	388,351	(a)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	810,000	834,973
UBS AG Stamford CT, Senior Notes	1.781%	6/1/20	1,490,000	1,496,058	(a)

Total Capital Markets				4,523,961

Consumer Finance - 1.1%
American Express Credit Corp., Senior Notes	1.814%	11/5/18	820,000	827,289	(a)
American Express Credit Corp., Senior Notes	2.600%	9/14/20	1,130,000	1,143,498

Total Consumer Finance				1,970,787

Diversified Financial Services - 0.1%
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	140,000	140,334

Insurance - 0.5%
Prudential Financial Inc., Senior Notes	1.819%	8/15/18	890,000	896,078	(a)

TOTAL FINANCIALS				24,818,071

HEALTH CARE - 1.7%
Biotechnology - 0.9%
Amgen Inc., Senior Notes	1.650%	5/22/19	750,000	756,163	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	490,000	492,742
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	420,000	422,242

Total Biotechnology				1,671,147

Health Care Equipment & Supplies - 0.2%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	380,000	326,800

Pharmaceuticals - 0.6%
Merck & Co. Inc., Senior Notes	1.409%	2/10/20	1,020,000	1,028,762	(a)

TOTAL HEALTH CARE				3,026,709

INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	11,650	13,179

INFORMATION TECHNOLOGY - 1.9%
IT Services - 0.8%
International Business Machines Corp., Senior Notes	1.502%	8/18/17	1,380,000	1,383,043	(a)

Software - 0.8%
Oracle Corp., Senior Notes	1.602%	1/15/19	1,550,000	1,564,444	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	$550,000	$577,308	(b)

TOTAL INFORMATION TECHNOLOGY				3,524,795

MATERIALS - 0.8%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	630,000	612,495	(b)

Metals & Mining - 0.5%
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	360,000	386,100
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	453,650

Total Metals & Mining				839,750

Paper & Forest Products - 0.0%
Smurfit Kappa Treasury Funding Ltd., Debentures	7.500%	11/20/25	30,000	36,450

TOTAL MATERIALS				1,488,695

TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.7%
AT&T Inc., Senior Notes	1.962%	11/27/18	230,000	231,990	(a)
AT&T Inc., Senior Notes	2.300%	3/11/19	340,000	342,139
AT&T Inc., Senior Notes	1.928%	6/30/20	760,000	769,971	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	170,000	182,325
Verizon Communications Inc., Senior Notes	2.709%	9/14/18	1,630,000	1,669,286	(a)

Total Diversified Telecommunication Services				3,195,711

Wireless Telecommunication Services - 0.9%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	550,000	609,471
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	20,000	24,050
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	190,000	208,288	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	170,000	214,837
T-Mobile USA Inc., Senior Notes	6.464%	4/28/19	560,000	564,945

Total Wireless Telecommunication Services				1,621,591

TOTAL TELECOMMUNICATION SERVICES				4,817,302

UTILITIES - 1.0%
Electric Utilities - 0.4%
Duke Energy Corp., Senior Notes	1.378%	4/3/17	520,000	520,262	(a)
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	210,000	210,053

Total Electric Utilities				730,315

Independent Power and Renewable Electricity Producers - 0.1%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	97,429	87,078

Multi-Utilities - 0.5%
TECO Finance Inc., Senior Notes	1.610%	4/10/18	980,000	980,715	(a)

TOTAL UTILITIES				1,798,108

TOTAL CORPORATE BONDS & NOTES (Cost - $57,185,586)				57,786,415

ASSET-BACKED SECURITIES - 11.6%
Amortizing Residential Collateral Trust, 2002-BC4 M1	1.828%	7/25/32	233,078	230,979	(a)
Apollo Credit Funding Ltd., 2004-A A1	2.493%	4/15/27	750,000	755,447	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.313%	12/5/25	500,000	501,727	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Atrium CDO Corp., 2009-A A	2.237%	2/28/24	$500,000	$501,295	(a)(b)
Bayview Financial Asset Trust, 2007-SR1A M1	1.578%	3/25/37	618,523	529,815	(a)(b)
BlueMountain CLO Ltd., 2012-2A AR	2.472%	11/20/28	750,000	757,836	(a)(b)
Business Loan Express, 2001-2A A	1.351%	1/25/28	171,380	153,579	(a)(b)
Business Loan Express, 2002-1A A	1.328%	7/25/28	126,146	120,926	(a)(b)
Carlyle Global Market Strategies, 2013-3A A1A	2.000%	7/15/25	250,000	249,847	(a)(b)
Carlyle Global Market Strategies, 2014-2A AR	2.275%	5/15/25	500,000	501,357	(a)(b)
Cent CLO LP, 2013-17A A1	2.339%	1/30/25	500,000	500,309	(a)(b)
Cent CLO LP, 2014-21A A1BR	1.000%	7/27/26	500,000	500,000	(a)(b)(g)
CIFC Funding Ltd., 2017-1A A	2.392%	4/23/29	500,000	502,290	(a)(b)(g)
Consumer Credit Origination Loan Trust, 2015-1 A	2.820%	3/15/21	28,663	28,673	(b)
Ford Credit Floorplan Master Owner Trust, 2015-2 A2	1.338%	1/15/22	1,010,000	1,015,100	(a)
Hertz Fleet Lease Funding LP, 2013-3 A	1.322%	12/10/27	155,048	155,047	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A	1.172%	4/10/28	305,514	305,469	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A	2.563%	4/15/27	250,000	251,662	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.453%	7/15/26	250,000	250,358	(a)(b)
LCM Ltd. Partnership, 2016-A A	2.523%	7/15/26	250,000	251,247	(a)(b)
LCM Ltd. Partnership, 2023-A A1	2.506%	10/20/29	500,000	502,845	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.263%	11/15/28	500,000	503,218	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A	1.116%	12/7/20	886,418	886,347	(a)
New Century Home Equity Loan Trust, 2004-2 M2	1.708%	8/25/34	671,892	632,293	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1	2.203%	5/25/33	224,090	193,064	(a)
OHA Loan Funding Ltd., 2014-1A A1	2.560%	10/20/26	500,000	500,171	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR	2.449%	8/15/29	250,000	251,930	(a)(b)
Ohio Phase-In-Recovery Funding LLC, 2013-1 A1	0.958%	7/1/18	163,404	163,190
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	720,000	694,641
Renaissance Home Equity Loan Trust, 2003-1 A	1.638%	6/25/33	427,238	413,258	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.658%	8/25/33	319,907	301,386	(a)
Renaissance Home Equity Loan Trust, 2003-3 A	1.278%	12/25/33	1,198,347	1,128,844	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,140	10,358
SACO I Trust, 2006-5 1A	1.078%	4/25/36	193,940	355,953	(a)
Saxon Asset Securities Trust, 2003-1 M1	1.828%	6/25/33	326,218	310,708	(a)
SLM Student Loan Trust, 2005-4 A4	1.208%	7/25/40	200,000	184,435	(a)
SLM Student Loan Trust, 2005-8 A5	1.208%	1/25/40	970,000	903,387	(a)
SLM Student Loan Trust, 2005-A A3	1.163%	6/15/23	731,062	712,078	(a)
SLM Student Loan Trust, 2012-D A2	2.950%	2/15/46	1,007,463	1,016,066	(b)
SLM Student Loan Trust, 2013-A A1	1.370%	8/15/22	40,036	40,056	(a)(b)
SMB Private Education Loan Trust, 2014-A A1	1.270%	9/15/21	164,310	164,243	(a)(b)
SMB Private Education Loan Trust, 2015-B A2B	2.267%	7/15/27	600,000	609,934	(a)(b)
Sound Point CLO Ltd., 2014-2A A1	2.390%	10/20/26	500,000	499,840	(a)(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	1,000,000	1,008,536	(a)(b)
Venture CDO Ltd., 2013-13A AX	2.153%	6/10/25	108,333	108,193	(a)(b)
Voya CLO Ltd., 2014-2A A1	2.473%	7/17/26	1,000,000	1,002,575	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,143,056)				21,160,512

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.0%
American Home Mortgage Assets, 2006-4 1A12	0.988%	10/25/46	2,125,210	1,426,669	(a)
BAMLL Commercial Mortgage Securities Trust, 2013-DSNY A	1.817%	9/15/26	380,000	380,566	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2	2.816%	9/26/45	1,540,000	840,289	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Banc of America Funding Corp., 2015-R2 04A1	0.936%	9/29/36	$727,865	$709,007	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3	1.878%	10/25/33	646,575	639,436	(a)
CGBAM Commercial Mortgage Trust, 2016-IMC A	2.667%	11/15/21	1,430,000	1,436,933	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	1.078%	8/25/35	6,211	5,837	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	1.068%	10/25/35	21,618	20,318	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.978%	1/25/36	9,093	7,862	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	1.001%	7/25/36	46,960	42,732	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	114,400	114,351
Citigroup Commercial Mortgage Trust, 2016-SMPL A	2.228%	9/10/31	820,000	806,994	(b)
Commercial Mortgage Trust, 2014-BBG A	1.570%	3/15/29	440,000	441,119	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	299,723	304,018
Countrywide Alternative Loan Trust, 2007-23CB A7	1.178%	9/25/37	926,241	615,711	(a)
Credit Suisse Mortgage Trust, 2010-3R 2A3	4.500%	12/26/36	470,000	481,546	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	3.022%	1/27/36	696,180	471,528	(a)(b)
Deutsche Bank Commercial Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	170,000	173,070
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.472%	12/29/45	358,593	359,290	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 1997-19 F	1.515%	6/1/28	52,706	52,202	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	1.120%	11/15/40	257,225	256,555	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	4.238%	6/25/30	202,330	211,846	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.655%	3/25/42	1,400,150	1,509,857	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A	3.492%	8/25/43	1,280,379	1,360,940	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.116%	3/25/27	141,694	142,083	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 2005-86 FC	1.078%	10/25/35	1,332	1,333	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF	1.178%	8/25/33	119,937	120,309	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.428%	8/25/42	1,170,286	1,236,291	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1	1.178%	5/25/42	162,054	160,035	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2	5.771%	11/25/24	486,462	533,673	(a)
Federal National Mortgage Association (FNMA) - CAS, 2016-C05 2M1	2.121%	1/25/29	422,577	427,935	(a)(b)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6	1.078%	3/25/37	1,698,395	852,857	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.491%	6/25/30	317,172	319,647	(a)
GE Business Loan Trust, 2006-1A C	1.190%	5/15/34	476,279	432,216	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	1.272%	2/20/61	488,394	487,048	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF	1.172%	3/20/63	827,737	821,555	(a)
Government National Mortgage Association (GNMA), 2013-H22 FB	1.472%	8/20/63	3,490,559	3,501,883	(a)
Government National Mortgage Association (GNMA), 2014-H19 FE	1.242%	9/20/64	1,793,218	1,783,148	(a)
GS Mortgage Securities Corp. II, 2000-1A A	1.479%	3/20/23	540,265	535,404	(a)(b)
GS Mortgage Securities Corp. II, 2010-C1 A1	3.679%	8/10/43	86,187	88,369	(b)
GS Mortgage Securities Trust, 2015-7R A	0.921%	9/26/37	541,905	517,727	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1	1.301%	6/19/34	330,778	310,749	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	3.219%	10/25/35	615,290	553,698	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	$190,000	$200,640
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	387,848	388,149
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	143,081	142,837
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	145,319	145,054
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	1,000,000	1,027,262	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	2.020%	5/15/28	236,700	236,486	(a)(b)
JPMorgan Commercial Mortgage Finance Corp., IO, 1997-C5 X	1.526%	9/15/29	8,157	1	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.479%	10/15/35	499,694	8,302	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	150,826	151,037
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	319,267	319,628
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	264,971	264,382
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	540,000	556,802
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	215,367	213,275
Morgan Stanley Re-remic Trust, 2015-R2 2A1	1.686%	12/26/46	732,538	716,860	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R4 1A1	1.006%	8/26/47	1,134,580	1,079,909	(a)(b)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	620,000	620,835	(a)(b)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	400,956	409,363	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	388,081	403,127	(a)(b)
New York Mortgage Trust Inc., 2005-2 A	1.108%	8/25/35	372,515	346,594	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	541,667	511,032	(b)
Residential Accredit Loans Inc., 2003-QA1 A1	1.458%	12/25/33	564,731	516,933	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.328%	5/25/37	1,597,364	1,115,944	(a)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	13,560	11,898
Residential Asset Securitization Trust, PAC, 2003-A11 A2	1.228%	11/25/33	152,077	147,308	(a)
Sequoia Mortgage Trust, 2002-9 2A	2.676%	9/20/32	195,399	187,461	(a)
Structured Agency Credit Risk Debt Notes, 2013-DN2 M2	5.028%	11/25/23	400,000	427,867	(a)
Structured ARM Loan Trust, 2004-02 1A1	3.474%	3/25/34	320,213	314,001	(a)
Structured Asset Securities Corp., 2002-11A 1A1	2.730%	6/25/32	25,842	23,945	(a)
Structured Asset Securities Corp., 2002-18A 1A1	3.584%	9/25/32	23,385	23,513	(a)
Structured Asset Securities Corp., 2005-RF3 2A	3.492%	6/25/35	864,248	779,258	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.370%	8/20/35	486,135	430,683	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-04 CB9	1.178%	6/25/35	806,322	612,866	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.556%	8/25/46	1,001,346	678,770	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR07 2A	1.576%	7/25/46	1,648,344	1,455,606	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	175,113
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1	3.000%	11/25/34	668,275	664,029	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	99,217	99,240
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	684,099	684,462

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	$173,874	$173,277
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	280,000	286,118

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $43,296,313)				42,044,503

MORTGAGE-BACKED SECURITIES - 2.7%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.990%	6/1/43	690,869	700,019	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold Thirty Year	6.500%	4/1/29	1,945	2,188

Total FHLMC				702,207

FNMA - 0.8%
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-4/1/23	997,163	1,015,556
Federal National Mortgage Association (FNMA)	6.269%	9/1/37	504,012	533,931	(a)

Total FNMA				1,549,487

GNMA - 1.5%
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.125%	6/20/17-9/20/32	1,791,882	1,855,009	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	3.000%	9/20/20-3/20/21	162,622	167,931	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.500%	3/20/21	26,403	26,863	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.250%	10/20/22-10/20/27	532,604	546,718	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM	2.000%	1/20/24-3/20/24	182,288	187,303	(a)

Total GNMA				2,783,824

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,015,379)				5,035,518

SENIOR LOANS - 0.8%
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc., USD Term Loan F	3.498%	2/24/21	556,686	562,462	(d)(e)

Media - 0.4%
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	672,207	675,547	(d)(e)

TOTAL CONSUMER DISCRETIONARY				1,238,009

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
First Data Corp., 2016 USD Term Loan	3.779%	3/24/21	285,188	288,001	(d)(e)

TOTAL SENIOR LOANS (Cost - $1,497,368)				1,526,010

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 0.4%
Mexico - 0.4%
United Mexican States, Senior Notes (Cost - $842,400)	5.950%	3/19/19	$720,000	$782,460

			SHARES
COMMON STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Tropicana Entertainment Inc.			17,545	578,985	*(f)

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			465	1,390	*(f)

TOTAL COMMON STOCKS (Cost - $294,856)				580,375

PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (Cost - $16,907)	8.000%		206,800	2,068	*(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $129,291,865)				128,917,861

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 29.8%
Repurchase Agreements - 29.8%
Deutsche Bank Securities Inc. repurchase agreement dated 2/28/17; Proceeds at maturity - $10,000,144; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/19; Market Value - $10,200,000)	0.520%	3/1/17	$10,000,000	10,000,000

State Street Bank & Trust Co. repurchase agreement dated 2/28/17; Proceeds at maturity - $44,500,012; (Fully collateralized by U.S. Treasury Notes, 1.000% due 5/15/18; Market Value - $45,393,299)	0.010%	3/1/17	44,500,000	44,500,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $54,500,000)				54,500,000

TOTAL INVESTMENTS - 100.2% (Cost - $183,791,865#)				183,417,861
Liabilities in Excess of Other Assets - (0.2)%				(315,721)

TOTAL NET ASSETS - 100.0%				$183,102,140

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2017

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
U.S. Treasury 5-Year Notes Futures, Call	3/24/17	$118.00	37	$10,984
U.S. Treasury 5-Year Notes Futures, Put	3/24/17	117.25	38	9,500

TOTAL WRITTEN OPTIONS (Premiums received - $28,295)				$20,484

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$57,786,415	—	$57,786,415
Asset-Backed Securities	—	21,160,512	—	21,160,512
Collateralized Mortgage Obligations	—	42,044,503	—	42,044,503
Mortgage-Backed Securities	—	5,035,518	—	5,035,518
Senior Loans	—	1,526,010	—	1,526,010
Sovereign Bonds	—	782,460	—	782,460
Common Stocks:
Consumer Discretionary	—	—	$578,985	578,985
Industrials	—	—	1,390	1,390
Preferred Stocks	—	—	2,068	2,068

Total Long-Term Investments	—	128,335,418	582,443	128,917,861

Short-Term Investments†	—	54,500,000	—	54,500,000

Total Investments	—	$182,835,418	$582,443	$183,417,861

Other Financial Instruments:
Futures Contracts	$71,193	—	—	71,193
Centrally Cleared Interest Rate Swaps	—	140,708	—	140,708

Total Other Financial Instruments	$71,193	$140,708	—	$211,901

Total	$71,193	$182,976,126	$582,443	$183,629,762

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$20,484	—	—	$20,484

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At February 28, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,161,986
Gross unrealized depreciation	(2,535,990)

Net unrealized depreciation	$(374,004)

At February 28, 2017, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED APPRECIATION
Contracts to Buy:
U.S. Treasury 10-Year Notes	31	6/17	$3,849,331	$3,861,922	$12,591
U.S. Treasury 5-Year Notes	118	6/17	13,874,607	13,888,969	14,362

					26,953

Contracts to Sell:
90-Day Eurodollar	179	3/17	44,287,981	44,248,800	39,181
U.S. Treasury 2-Year Notes	30	6/17	6,497,247	6,492,188	5,059

					44,240

Net unrealized appreciation on open futures contracts					$71,193

At February 28, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR-BBA quarterly	—	$140,708

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: April 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: April 24, 2017